Note 12 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 174,662	$ 151,585	$ 117,708
Common Shares to Be Issued Upon Settlement of All Put or Call Options	1,800,000
Potential Increase Decrease to Dilutive Earnings Per Share Put or Call Options Settled with Common Shares	$ 0.90
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 170,983	$ 149,132